Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Australia (4.1%)
	Wesfarmers Ltd.	1,039,457	43,147
	Woolworths Group Ltd.	741,962	23,078
	Sonic Healthcare Ltd.	738,342	19,296
	Coles Group Ltd.	1,261,186	17,459
	Commonwealth Bank of Australia	101,259	6,429
	ASX Ltd.	99,618	5,443
	Fortescue Metals Group Ltd.	285,529	4,703
	AGL Energy Ltd.	518,155	4,529
	Rio Tinto Ltd.	10,522	881
	BWP Trust	222,026	727
			125,692
Belgium (0.4%)
	Etablissements Franz Colruyt NV	137,878	8,505
	Elia Group SA	11,876	1,429
	Sofina SA	4,201	1,358
			11,292
Canada (4.9%)
	Royal Bank of Canada	374,008	30,272
[1]	Emera Inc.	426,915	17,851
	BCE Inc.	375,928	15,945
	Franco-Nevada Corp.	120,346	14,336
	TELUS Corp.	622,765	12,852
	Shaw Communications Inc. Class B	696,579	11,951
	Intact Financial Corp.	73,870	8,145
	Metro Inc.	159,857	6,911
	Canadian National Railway Co.	64,178	6,500
	Loblaw Cos. Ltd.	106,750	5,155
	George Weston Ltd.	69,311	5,017
	Dollarama Inc.	121,740	4,759
	Rogers Communications Inc. Class B	95,100	4,292
[2]	Hydro One Ltd.	100,409	2,327
	Agnico Eagle Mines Ltd.	31,443	2,195
	Fortis Inc.	36,359	1,471
	WSP Global Inc.	11,914	1,110
	TMX Group Ltd.	9,207	888
			151,977
Chile (0.1%)
	Enel Americas SA ADR	473,755	3,548
	Banco Santander Chile ADR	37,076	749
			4,297

		Shares	Market Value ($000)
China (5.2%)
	ZTO Express Cayman Inc. ADR	1,141,986	37,777
*	Alibaba Group Holding Ltd. ADR	124,811	31,681
*	Tencent Music Entertainment Group ADR	1,104,273	29,374
*	JD.com Inc. ADR	235,546	20,891
	NetEase Inc. ADR	143,201	16,467
*	Vipshop Holdings Ltd. ADR	316,535	8,679
*	TAL Education Group ADR	83,656	6,431
*	Baidu Inc. ADR	15,128	3,555
*	New Oriental Education & Technology Group Inc. ADR	19,799	3,316
*	Zai Lab Ltd. ADR	13,791	2,208
	Autohome Inc. ADR	1,600	176
			160,555
Denmark (0.8%)
	Coloplast A/S Class B	100,353	14,979
	Novo Nordisk A/S Class B	81,998	5,713
	Tryg A/S	101,509	3,158
*	Chr Hansen Holding A/S	18,965	1,716
			25,566
Finland (0.7%)
	Kone Oyj Class B	191,755	15,080
	Elisa Oyj	93,700	5,579
			20,659
Germany (0.3%)
	Knorr-Bremse AG (Bearer)	24,334	3,220
*	Fielmann AG	35,351	3,067
*	QIAGEN NV	53,496	2,901
	Symrise AG Class A	9,431	1,174
			10,362
Hong Kong (2.0%)
	CLP Holdings Ltd.	2,669,350	25,051
	Power Assets Holdings Ltd.	2,706,000	14,360
	Hang Seng Bank Ltd.	698,500	12,597
	Microport Scientific Corp.	352,000	2,448
	Want Want China Holdings Ltd.	2,935,000	2,108
	Chow Tai Fook Jewellery Group Ltd.	1,131,200	1,358
	Jardine Matheson Holdings Ltd.	21,100	1,216
	MTR Corp. Ltd.	159,500	925
	CK Infrastructure Holdings Ltd.	136,500	725
			60,788
India (1.3%)
	Infosys Ltd. ADR	1,140,842	19,257
	Dr Reddy's Laboratories Ltd. ADR	232,974	14,277
*	ICICI Bank Ltd. ADR	521,132	7,869
			41,403
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	245,736	5,532
Ireland (0.1%)
	Kerry Group plc Class A	28,946	3,928
Israel (0.0%)
*	Bank Hapoalim BM	121,252	853
Italy (0.5%)
	Assicurazioni Generali SPA	484,875	8,275
	Hera SPA	543,844	1,900

		Shares	Market Value ($000)
	DiaSorin SPA	8,270	1,809
	UnipolSai Assicurazioni SPA	656,555	1,663
	Terna Rete Elettrica Nazionale SPA	209,136	1,517
			15,164
Japan (12.0%)
	Japan Tobacco Inc.	1,829,600	36,344
	Chugai Pharmaceutical Co. Ltd.	677,400	35,448
	Softbank Corp.	2,311,800	30,369
	FUJIFILM Holdings Corp.	399,100	22,861
	Yamada Denki Co. Ltd.	4,179,600	21,307
	Pan Pacific International Holdings Corp.	566,700	12,726
	SG Holdings Co. Ltd.	490,900	12,583
	Secom Co. Ltd.	131,500	11,915
	Toyo Suisan Kaisha Ltd.	193,000	9,498
	Sysmex Corp.	72,800	8,493
	ITOCHU Corp.	268,000	7,675
	Sawai Pharmaceutical Co. Ltd.	162,600	7,433
	Kagome Co. Ltd.	221,000	7,324
	Odakyu Electric Railway Co. Ltd.	227,900	6,624
	Chugoku Electric Power Co. Inc.	530,500	6,542
	Shimano Inc.	27,900	6,542
	Daikin Industries Ltd.	29,500	6,228
	Japan Post Bank Co. Ltd.	670,200	5,795
*	Kintetsu Group Holdings Co. Ltd.	121,500	5,114
	Japan Exchange Group Inc.	213,300	4,980
	KDDI Corp.	167,800	4,932
	Keio Corp.	67,200	4,918
	Nitori Holdings Co. Ltd.	24,500	4,862
	Chubu Electric Power Co. Inc.	392,700	4,810
	ABC-Mart Inc.	83,900	4,772
	Oracle Corp. Japan	38,200	4,501
	Tokyo Gas Co. Ltd.	198,000	4,339
	Ajinomoto Co. Inc.	170,900	4,041
	Square Enix Holdings Co. Ltd.	67,700	3,893
	Capcom Co. Ltd.	54,900	3,444
	Mitsubishi Materials Corp.	155,900	3,312
	Kyocera Corp.	49,700	3,185
	Toho Gas Co. Ltd.	53,000	3,116
	Calbee Inc.	104,300	3,084
*,1	Skylark Holdings Co. Ltd.	182,400	2,997
	Nissin Foods Holdings Co. Ltd.	33,500	2,896
	Asahi Intecc Co. Ltd.	83,600	2,745
	Toho Co. Ltd. (XTKS)	66,900	2,591
	Hoshizaki Corp.	28,300	2,512
	Ezaki Glico Co. Ltd.	55,400	2,434
	Lion Corp.	106,200	2,427
	Osaka Gas Co. Ltd.	128,200	2,371
	Nagoya Railroad Co. Ltd.	93,000	2,369
	East Japan Railway Co.	33,800	2,230
	Terumo Corp.	56,100	2,180
	MOS Food Services Inc.	60,500	1,796
	Trend Micro Inc.	27,300	1,502
	Obic Co. Ltd.	8,000	1,497
	Unicharm Corp.	33,100	1,485
	KYORIN Holdings Inc.	68,600	1,287
	Kyowa Kirin Co. Ltd.	43,000	1,275
*	PeptiDream Inc.	21,800	1,273
	Medipal Holdings Corp.	60,600	1,241

		Shares	Market Value ($000)
	Kewpie Corp.	46,300	1,068
	Suzuken Co. Ltd.	24,500	949
	Koei Tecmo Holdings Co. Ltd.	16,400	939
	Keihan Holdings Co. Ltd.	19,900	907
	Lawson Inc.	17,400	845
	Tokyu Corp.	70,400	828
	Nippon Telegraph & Telephone Corp.	31,300	782
	Hamamatsu Photonics KK	11,400	661
			369,097
Netherlands (0.0%)
	Koninklijke Vopak NV	24,772	1,254
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	242,510	6,010
Norway (0.4%)
	Orkla ASA	1,356,340	13,185
Poland (0.1%)
*	Powszechny Zaklad Ubezpieczen SA	183,931	1,468
*	Bank Polska Kasa Opieki SA	57,653	981
*	Powszechna Kasa Oszczednosci Bank Polski SA	82,232	635
			3,084
Russia (0.4%)
	Sberbank of Russia PJSC ADR	791,635	10,831
	Polyus PJSC (Registered) GDR	12,378	1,167
	Mobile TeleSystems PJSC ADR	87,906	791
			12,789
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	1,816,348	14,077
	Singapore Exchange Ltd.	720,900	5,356
	Singapore Technologies Engineering Ltd.	241,500	673
			20,106
South Korea (2.5%)
*	Korea Zinc Co. Ltd.	50,052	18,060
	KT&G Corp.	235,748	16,867
	Samsung Electronics Co. Ltd. Preference	143,444	9,355
	Samsung Electronics Co. Ltd.	92,107	6,734
*,2	Netmarble Corp.	52,502	6,150
	SK Telecom Co. Ltd.	27,516	6,001
	NAVER Corp.	17,588	5,367
*	Maeil Dairies Co. Ltd.	32,805	2,073
*	Studio Dragon Corp.	19,051	1,682
*	CJ Logistics Corp.	10,592	1,588
	LEENO Industrial Inc.	5,070	692
	Ssangyong Cement Industrial Co. Ltd.	108,382	624
*	Yuhan Corp.	9,723	570
			75,763
Spain (0.6%)
	Ferrovial SA	337,275	8,086
	Iberdrola SA (XMAD)	556,224	7,531
	Red Electrica Corp. SA	57,686	1,095
	Endesa SA	24,119	616
			17,328
Sweden (0.2%)
	ICA Gruppen AB	110,632	5,545

		Shares	Market Value ($000)
Switzerland (4.1%)
	Swisscom AG (Registered)	84,445	45,962
	Kuehne + Nagel International AG (Registered)	61,897	14,085
	Givaudan SA (Registered)	3,427	13,806
	Schindler Holding AG	44,682	11,793
	Geberit AG (Registered)	16,853	10,315
	Roche Holding AG	22,360	7,717
	Roche Holding AG (Bearer)	15,346	5,407
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	348	3,015
	Baloise Holding AG (Registered)	17,913	3,000
	EMS-Chemie Holding AG (Registered)	2,557	2,412
	Allreal Holding AG (Registered)	9,242	2,013
	Stadler Rail AG	32,435	1,620
	Banque Cantonale Vaudoise (Registered)	13,949	1,476
	Novartis AG (Registered)	16,173	1,464
[2]	Galenica AG	19,891	1,314
*	SIG Combibloc Group AG	49,850	1,183
	Nestle SA (Registered)	5,674	636
			127,218
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	399,585	48,557
	Chunghwa Telecom Co. Ltd. ADR	142,247	5,505
[1]	United Microelectronics Corp. ADR	140,182	1,269
			55,331
United Kingdom (3.5%)
	GlaxoSmithKline plc	1,230,797	22,858
	Halma plc	441,797	14,891
	Wm Morrison Supermarkets plc	4,699,162	11,524
	Admiral Group plc	264,087	10,408
	National Grid plc	820,503	9,531
*	Rightmove plc	1,081,767	8,855
	Tate & Lyle plc	711,276	6,699
	B&M European Value Retail SA	804,852	5,883
	Polymetal International plc	233,445	5,039
	Smith & Nephew plc	236,691	4,983
	Sage Group plc	401,056	3,229
	Smiths Group plc	94,738	1,830
	DCC plc	13,033	981
	Spirax-Sarco Engineering plc	4,029	609
			107,320
United States (51.3%)
	Johnson & Johnson	329,313	53,721
	Oracle Corp.	844,689	51,045
	Chemed Corp.	98,300	50,910
	Amdocs Ltd.	717,143	50,645
	Merck & Co. Inc.	644,826	49,697
	Microsoft Corp.	209,203	48,527
*	Tyler Technologies Inc.	113,946	48,175
	Amgen Inc.	198,278	47,870
	Activision Blizzard Inc.	524,295	47,711
	Gilead Sciences Inc.	707,583	46,417
	AptarGroup Inc.	348,914	46,395
	Verizon Communications Inc.	845,578	46,295
	Walmart Inc.	328,575	46,162
	Dollar General Corp.	235,653	45,860
	Republic Services Inc. Class A	457,535	41,416
	Citrix Systems Inc.	307,377	40,976

		Shares	Market Value ($000)
*	Black Knight Inc.	455,689	37,225
	CH Robinson Worldwide Inc.	426,039	36,452
[3]	Equity Commonwealth	1,084,251	30,912
	Electronic Arts Inc.	206,223	29,531
	Brown & Brown Inc.	658,622	28,380
	Cisco Systems Inc.	541,007	24,118
*	Vertex Pharmaceuticals Inc.	104,477	23,934
	Clorox Co.	112,867	23,641
	Church & Dwight Co. Inc.	259,285	21,891
	Broadridge Financial Solutions Inc.	141,044	19,931
	Jack Henry & Associates Inc.	136,878	19,819
	Hormel Foods Corp.	411,921	19,303
	MAXIMUS Inc.	237,823	17,851
	White Mountains Insurance Group Ltd.	17,471	17,820
	Service Corp. International	340,747	17,184
	Hawaiian Electric Industries Inc.	499,501	16,514
*	Liberty Broadband Corp. Class C	108,354	15,825
*	Vir Biotechnology Inc.	236,172	15,243
	Genpact Ltd.	389,448	14,908
	IDACORP Inc.	166,687	14,718
	Yum China Holdings Inc.	259,471	14,715
	Colgate-Palmolive Co.	176,445	13,763
	Washington Federal Inc.	498,843	13,060
	Arthur J Gallagher & Co.	108,771	12,553
	Waste Management Inc.	107,750	11,995
	Intercontinental Exchange Inc.	101,131	11,160
	Sonoco Products Co.	172,413	9,984
	Baxter International Inc.	129,897	9,980
	Kaiser Aluminum Corp.	115,110	9,980
*	Amazon.com Inc.	3,083	9,885
	Royal Gold Inc.	89,595	9,576
	Expeditors International of Washington Inc.	102,433	9,170
	United Parcel Service Inc. Class B	59,064	9,155
	WEC Energy Group Inc.	98,743	8,778
	Flowers Foods Inc.	381,799	8,766
	Rollins Inc.	240,100	8,648
*	Qualys Inc.	62,107	8,600
	Ameren Corp.	116,842	8,497
	Silgan Holdings Inc.	226,436	8,249
	Becton Dickinson and Co.	29,070	7,610
	Consolidated Edison Inc.	99,603	7,050
*	T-Mobile US Inc.	54,664	6,892
*	Alphabet Inc. Class C	3,645	6,691
	Progressive Corp.	76,006	6,627
	Dolby Laboratories Inc. Class A	74,011	6,515
	Commerce Bancshares Inc.	94,644	6,327
	Graco Inc.	86,979	5,996
	Houlihan Lokey Inc. Class A	90,760	5,886
	Capitol Federal Financial Inc.	455,900	5,662
	Landstar System Inc.	39,853	5,556
	NorthWestern Corp.	99,623	5,426
*	United Therapeutics Corp.	31,247	5,119
	Murphy USA Inc.	40,333	5,024
	Premier Inc. Class A	146,648	4,967
	Lancaster Colony Corp.	26,149	4,565
	ALLETE Inc.	69,495	4,367
	RenaissanceRe Holdings Ltd.	27,553	4,145
	NewMarket Corp.	9,897	3,882

		Shares	Market Value ($000)
	American States Water Co.	50,027	3,865
	Hanover Insurance Group Inc.	33,112	3,724
	America Movil SAB de CV Class L ADR	257,487	3,401
	Fomento Economico Mexicano SAB de CV ADR	48,490	3,300
	MarketAxess Holdings Inc.	6,064	3,279
	TFS Financial Corp.	185,083	3,270
*	Yandex NV Class A	50,827	3,184
	Costco Wholesale Corp.	8,267	2,914
	WD-40 Co.	9,565	2,912
	Bank of Hawaii Corp.	36,354	2,843
	California Water Service Group	51,048	2,789
	PS Business Parks Inc.	19,882	2,706
	Motorola Solutions Inc.	14,726	2,467
*	Incyte Corp.	26,934	2,417
	Procter & Gamble Co.	18,238	2,338
	Texas Instruments Inc.	13,511	2,239
	BWX Technologies Inc.	39,808	2,146
*	Regeneron Pharmaceuticals Inc.	4,050	2,041
	Reliance Steel & Aluminum Co.	16,329	1,895
	Toro Co.	18,516	1,745
	Newmont Corp. (XNYS)	25,830	1,539
	National Presto Industries Inc.	17,011	1,521
	Avista Corp.	36,495	1,368
	Vector Group Ltd.	112,861	1,325
	Morningstar Inc.	5,049	1,161
	John Wiley & Sons Inc. Class A	19,924	909
	First Financial Bankshares Inc.	23,617	895
	Balchem Corp.	7,715	826
	Marsh & McLennan Cos. Inc.	7,371	810
	Graham Holdings Co. Class B	1,389	789
	Rayonier Inc.	24,505	754
	InterDigital Inc.	11,218	720
	Target Corp.	3,962	718
	CMS Energy Corp.	11,892	676
	Northwest Bancshares Inc.	50,752	647
			1,581,976
Total Common Stocks (Cost $2,553,281)			3,034,074

		Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[4,5]	Vanguard Market Liquidity Fund, 0.107% (Cost $32,177)	321,774	32,177
Total Investments (99.4%) (Cost $2,585,458)			3,066,251
Other Assets and Liabilities—Net (0.6%)			17,063
Net Assets (100%)			3,083,314
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,256,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $9,791,000, representing 0.3% of net assets.
3	Securities with a value of $2,306,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $21,655,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2021	6	253	—
E-mini S&P 500 Index	March 2021	168	31,124	(509)
FTSE 100 Index	March 2021	12	1,046	(25)
S&P ASX 200 Index	March 2021	6	750	(8)
Topix Index	March 2021	9	1,550	45
				(497)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	2/16/21	AUD	10,973	USD	8,339	47	—
Royal Bank of Canada	2/16/21	GBP	13,341	USD	18,267	13	—
BNP Paribas	2/16/21	ILS	30,671	USD	9,387	—	(44)
Goldman Sachs International	2/16/21	INR	868,763	USD	11,868	18	—
Goldman Sachs International	2/16/21	JPY	954,964	USD	9,193	—	(75)
Barclays Bank plc	2/16/21	JPY	920,383	USD	8,819	—	(31)
Deutsche Bank AG	2/19/21	TWD	418,502	USD	14,963	—	(15)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	2/16/21	USD	134,830	AUD	174,844	1,194	—
Barclays Bank plc	2/16/21	USD	36	AUD	46	—	—
Toronto-Dominion Bank	2/16/21	USD	120,444	CAD	153,678	260	—
Royal Bank of Canada	2/16/21	USD	31,870	CAD	40,877	—	(98)
Toronto-Dominion Bank	2/16/21	USD	116,517	CHF	103,605	155	—
BNP Paribas	2/16/21	USD	12,490	CHF	11,099	25	—
Goldman Sachs International	2/16/21	USD	2,268	CHF	2,017	2	—
Royal Bank of Canada	2/16/21	USD	4,666	CLP	3,381,512	63	—
Deutsche Bank AG	2/18/21	USD	32,081	CNY	207,623	—	(81)
Barclays Bank plc	2/18/21	USD	9,420	CNY	61,268	—	(70)
Toronto-Dominion Bank	2/18/21	USD	8,042	CNY	52,284	—	(57)
Royal Bank of Canada	2/16/21	USD	30,587	DKK	187,196	34	—
Goldman Sachs International	2/16/21	USD	139	DKK	853	—	—
Goldman Sachs International	2/16/21	USD	83,812	EUR	68,925	140	—
BNP Paribas	2/16/21	USD	124,720	GBP	91,675	—	(898)
Goldman Sachs International	2/16/21	USD	2,808	GBP	2,066	—	(23)
BNP Paribas	2/16/21	USD	158,785	HKD	1,231,253	—	(20)
Royal Bank of Canada	2/16/21	USD	18,517	HKD	143,542	3	—
Barclays Bank plc	2/16/21	USD	6,165	IDR	87,574,378	—	(69)
BNP Paribas	2/16/21	USD	9,713	ILS	30,660	373	—
Barclays Bank plc	2/16/21	USD	3	ILS	11	—	—
Barclays Bank plc	2/16/21	USD	48,783	INR	3,588,491	—	(310)
BNP Paribas	2/16/21	USD	5,610	INR	412,747	—	(37)
BNP Paribas	2/16/21	USD	388,905	JPY	40,531,174	1,902	—
Barclays Bank plc	2/16/21	USD	3,826	JPY	398,736	19	—
BNP Paribas	2/17/21	USD	79,934	KRW	87,896,975	1,356	—
Toronto-Dominion Bank	2/16/21	USD	6,939	MXN	139,021	168	—
Barclays Bank plc	2/16/21	USD	155	MXN	3,109	4	—
BNP Paribas	2/16/21	USD	13,618	NOK	115,928	84	—
Royal Bank of Canada	2/16/21	USD	95	NOK	810	—	—
BNP Paribas	2/16/21	USD	5,001	NZD	6,980	—	(15)
BNP Paribas	2/16/21	USD	7,416	PLN	27,581	10	—
Barclays Bank plc	2/16/21	USD	13,681	RUB	1,015,741	283	—
BNP Paribas	2/16/21	USD	5,423	SEK	44,994	38	—
Barclays Bank plc	2/16/21	USD	21,803	SGD	28,953	8	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	2/19/21	USD	70,508	TWD	1,964,003	363	—
BNP Paribas	2/19/21	USD	773	TWD	21,544	4	—
						6,566	(1,843)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $2,068,000 and cash of $271,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—International	421,102	1,030,996	—	1,452,098
Common Stocks—United States	1,581,976	—	—	1,581,976
Temporary Cash Investments	32,177	—	—	32,177
Total	2,035,255	1,030,996	—	3,066,251
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	6,566	—	6,566
Liabilities
Futures Contracts[1]	345	—	—	345
Forward Currency Contracts	—	1,843	—	1,843
Total	345	1,843	—	2,188
1	Represents variation margin on the last day of the reporting period.